Fair values of financial assets and liabilities- Schedule of Movements in Level 3 Financial Assets Portfolio (Details) - Level 3 £m - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	£ 337	£ 328
Exchange and other adjustments	(1)	2
(Losses) gains recognised in the income statement within other income	(5)	(14)
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at FVOCI		(1)
Purchases/increases	9	14
Sales/repayments	(42)	(20)
Balance at end of period	298	309
Financial assets at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	287	280
Exchange and other adjustments	0	0
(Losses) gains recognised in the income statement within other income	(6)	(16)
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at FVOCI		0
Purchases/increases	9	14
Sales/repayments	(41)	(18)
Balance at end of period	249	260
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	(4)	(16)
Financial assets at fair value through other comprehensive income
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	50	48
Exchange and other adjustments	(1)	2
(Losses) gains recognised in the income statement within other income	1	2
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at FVOCI		(1)
Purchases/increases	0	0
Sales/repayments	(1)	(2)
Balance at end of period	49	49
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	1	3
Total financial assets carried at fair value £m
Reconciliation of changes in fair value measurement, assets [abstract]
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	£ (3)	£ (13)